Details of the Controlled Entity	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Information About Unconsolidated Structured Entities Controlled By Investment Entity Text Block Abstract
Details of the controlled entity

19. Details of the controlled entity

The consolidated financial statements include the financial statements of Incannex Healthcare Limited (‘IHL’) and its wholly owned subsidiaries Incannex Pty Ltd (‘IXPL’) and Psychennex Pty Ltd (‘PXPL’). IXPL is incorporated in Australia and IHL owns 100% of the issued ordinary shares in IXPL (2021: 100%). PXPL is incorporated in Australia and IHL owns 100% of the issued ordinary shares in PXPL (2021: 100%).

22. Details of the controlled entity

The consolidated financial statements include the financial statements of Incannex Healthcare Limited (‘IHL’) and its wholly owned subsidiary Incannex Pty Ltd (‘IXPL’). IXPL is incorporated in Australia and IHL owns 100% of the issued ordinary shares in IXPL (2020: 100%).

On 30 June 2020, the Group disposed entirely of its 100% subsidiary — Gameday International Pty Ltd, (‘Gameday’).